Goodwill and Other Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 7,528	$ 2,700
Intangible assets, Impairment Charge	0	0
Intangible assets, Accumulated Amortization	(3,002)	(2,140)
Intangible assets, Net	$ 4,526	$ 560
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	57 months	57 months
Intangible assets, Gross	$ 2,700	$ 2,700
Intangible assets, Impairment Charge	0	0
Intangible assets, Accumulated Amortization	$ (2,700)	(2,140)
Intangible assets, Net		$ 560
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	120 months
Intangible assets, Gross	$ 4,728
Intangible assets, Impairment Charge	0
Intangible assets, Accumulated Amortization	(274)
Intangible assets, Net	$ 4,454
Website
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	36 months
Intangible assets, Gross	$ 100
Intangible assets, Impairment Charge	0
Intangible assets, Accumulated Amortization	(28)
Intangible assets, Net	$ 72